TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	€ 954	€ 1,149
Impairment of trade receivables	(99)	(99)
Current tax asset (VAT)	5,405	5,150
Prepayments	1,507	2,197
Other receivables	74	725
Total	€ 7,841	€ 9,122